NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Additional Information (Details) € / shares in Units, € in Thousands, $ in Thousands			1 Months Ended		6 Months Ended
	Jun. 23, 2023 EUR (€) installment € / shares	Jun. 24, 2020	Jun. 30, 2023 EUR (€) € / shares shares	May 31, 2023 shares	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€)	Sep. 18, 2023 shares	Jul. 27, 2023 € / shares	Jul. 26, 2023 € / shares	May 15, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€)	Apr. 22, 2022 EUR (€)	Apr. 22, 2022 USD ($)
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Merger costs	€ 3,413				€ 3,410
Right of use			€ 2,943		2,943						€ 2,584
Research tax credit			2,603		2,603	€ 1,484
Term deposits			€ 12,084		€ 12,084						12,113
Maturity			1 month		1 month
Number of shares fully paid up (in shares) | shares			6,075,105		6,075,105
Number of shares fully paid up before share split (in shares) | shares			60,751,053		60,751,053
Nominal value (in euro per share) | € / shares			€ 1.00		€ 1.00
Number of ordinary shares issued (in shares) | shares			26,630,756	3,101,745
Maximum period, tranches		24 months
Note warrants outstanding (in shares) | shares			303,030		303,030
Conditional advances			€ 603		€ 603
Grant			€ 29		€ 29
Borrowings, maturity					7 years
Interest rate			2.25%		2.25%
Trade and other payables			€ 9,121		€ 9,121						5,115
Social liabilities, taxation and social security			3,554		3,554						2,799
Deferred revenue			420		420						51
Property, plant and equipment			857		857						393
Other financial income					23	16
Unsecured bank loans received			300		300
Financial liabilities – current portion			3,201		3,201						2,565
Financial liabilities – non-current portion			8,552		8,552						7,547
Research Tax Credit, Prior Year Carryforward
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Research tax credit						1,484
CIR Estimate
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Research tax credit			243		243
Reverse Stock Split
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Nominal value (in euro per share) | € / shares								€ 1	€ 0.10
Note warrants outstanding (in shares) | shares							30,303
Pherecydes
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Business combination					17,070
Percentage of voting equity interests acquired	100.00%
Loss of combined entity as if combination occurred at beginning of period					17,900
Number of installments | installment	2
Share price (in euro per share) | € / shares	€ 0.82									€ 0.95
Trade and other payables			3,300		3,300
Social liabilities, taxation and social security			1,339		1,339
Deferred revenue			416		416
Equity interests of acquirer	€ 21,686		€ 24,642		24,642					€ 2,956
Pherecydes | IP Osteoarticular Infection on Prostheses
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Business combination					14,404
Pherecydes | IP Endocarditis
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Business combination					2,666
Pherecydes | CIR Estimate
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Research tax credit						€ 876
Pherecydes
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Change in scope of consolidation					€ 2,000
Borrowings, maturity					5 years
Interest rate			2.25%		2.25%
Phagosclin
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Conditional advances			€ 345		€ 345
Phagogram
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Conditional advances			118		118
E. Coli
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Conditional advances			169		169
Bioserra Building
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Right of use			2,433		2,433
Nantes Premises | Pherecydes
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Right of use	64
Roussel Premises | Pherecydes
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Right of use	141
Research Equipment | Pherecydes
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Right of use	€ 205
Term deposits
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Term deposits			12,000		12,000						12,000
Convertible to cash
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Term deposits			100		100
Cell Therapy Manufacturing Facility
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Property, plant and equipment												€ 15,673	$ 17,146
Accumulated depreciation, amortisation and impairment
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Right of use			(4,416)		(4,416)						(4,280)
Property, plant and equipment			(6,299)		(6,299)						(6,383)
Impairment					0
Gross carrying amount
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Right of use			7,359		7,359						6,864
Property, plant and equipment			€ 7,155		€ 7,155						€ 6,775